Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of interests in associates
The following table summarizes Investments accounted for using the equity method:

	At December 31
	2018	2017
	(€ million)
Joint ventures	€1,866	€1,866
Associates	96	94
Other	40	48
Total Investments accounted for using the equity method	€2,002	€2,008
The aggregate amounts recognized for the Group’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Joint ventures:
Profit from continuing operations	€27	€192	€134
Net profit	27	192	134
Other comprehensive income/(loss)	(91)	(105)	(90)
Total Other comprehensive income	€(64)	€87	€44

Associates:
Income/(loss) from continuing operations	€6	€9	€7
Net income/(loss)	6	9	7
Other comprehensive income/(loss)	(3)	(3)	(1)
Total Other comprehensive income/(loss)	€3	€6	€6
The following table summarizes the share of profits of equity method investees included within Result from investments:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Joint Ventures	€221	€381	€288
Associates	6	9	7
Other	13	10	13
Total Share of the profit of equity method investees	€240	€400	€308

Disclosure of interests in joint ventures
The following table summarizes Investments accounted for using the equity method:

	At December 31
	2018	2017
	(€ million)
Joint ventures	€1,866	€1,866
Associates	96	94
Other	40	48
Total Investments accounted for using the equity method	€2,002	€2,008
The following table summarizes the share of profits of equity method investees included within Result from investments:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Joint Ventures	€221	€381	€288
Associates	6	9	7
Other	13	10	13
Total Share of the profit of equity method investees	€240	€400	€308
The aggregate amounts recognized for the Group’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Joint ventures:
Profit from continuing operations	€27	€192	€134
Net profit	27	192	134
Other comprehensive income/(loss)	(91)	(105)	(90)
Total Other comprehensive income	€(64)	€87	€44

Associates:
Income/(loss) from continuing operations	€6	€9	€7
Net income/(loss)	6	9	7
Other comprehensive income/(loss)	(3)	(3)	(1)
Total Other comprehensive income/(loss)	€3	€6	€6
FCA's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31		At December 31
	2018	2017	2018	2017
Joint ventures	Ownership percentage		(€ million)
FCA Bank S.p.A.	50.0%	50.0%	€1,360	€1,178
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	233	298
GAC Fiat Chrysler Automobiles Co.	50.0%	50.0%	216	287
Others			57	103
Total			€1,866	€1,866

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following tables include summarized financial information relating to FCA Bank:

	At June 30, 2018	At December 31, 2017

	(€ million)
Financial assets	€25,496	€23,434
Of which: Cash and cash equivalents	—	1
Other assets	4,175	3,753
Financial liabilities	25,634	23,424
Other liabilities	1,346	1,250
Equity (100%)	2,691	2,512
Net assets attributable to owners of the parent	2,645	2,469

Group's share of net assets	1,323	1,235
Elimination of unrealized profits and other adjustments	37	(57)
Carrying amount of interest in FCA Bank(1)	€1,360	€1,178
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(1) Amounts as at December 31, 2018 and 2017 respectively.

	Six months ended June 30	Years ended December 31
	2018	2017	2016
	(€ million)
Interest and similar income	€471	€855	€764
Interest and similar expenses	(144)	(266)	(263)
Income tax expense	(80)	(139)	(105)
Profit from continuing operations	201	383	312
Net profit	201	383	312

Net profit attributable to owners of the parent (A)	199	378	309
Other comprehensive income/(loss) attributable to owners of the parent (B)	(5)	(8)	(64)
Total Comprehensive income attributable to owners of the parent (A+B)	€194	€370	€245
Group’s share of net profit(1)	€195	€189	€154

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(1) Amounts for the years ended December 31, 2018, 2017 and 2016 respectively